Registration Nos. 333-129342

811-21829

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36

(Check appropriate box or boxes)

BBH TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

(800) 575-1265

Registrant’s Telephone Number, including Area Code:

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, Delaware  19808

(Name and Address of Agent for Service)

Copies to:

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006-1806

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this Post-Effective Amendment (“PEA”) No. 32 to the Registration Statement of BBH Trust (the “Trust”) is to file as an exhibit to the Trust’s registration statement, the risk/return summary information for BBH Core Select, the BBH International Equity Fund and the BBH Limited Duration Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 32 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston Massachusetts on the 21st day of March, 2013.

BBH TRUST

By:	/s/ Radford W. Klotz
Radford W. Klotz, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Radford W. Klotz	President (Principal Executive Officer)	March 21, 2013
Radford W. Klotz

	Trustee	March 21, 2013
Susan C. Livingston*

	Trustee	March 21, 2013
Joseph V. Shields, Jr.*

	Trustee	March 21, 2013
David P. Feldman*

	Trustee	March 21, 2013
Arthur D. Miltenberger*

	Trustee	March 21, 2013
H. Whitney Wagner*

	Trustee	March 21, 2013
Andrew S. Frazier*

	Trustee	March 21, 2013
John A. Gehret*

	Trustee	March 21, 2013
Mark M. Collins*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	March 21, 2013
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	March 21, 2013
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.

Exhibit Index

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Schema Document
Ex-101.CAL	XBRL Calculation Linkbase
Ex-101.DEF	XBRL Definition Linkbase
Ex-101.LAB	XBRL Labels Linkbase
Ex-101.PRE	XBRL Presentation Linkbase